10-Q Stockholders' Deficit - Common Stock (Narrative) (Details) - USD ($)		1 Months Ended
	Jun. 08, 2023	Jun. 30, 2023	Jun. 07, 2023	Aug. 05, 2021
Class of Stock [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, authorized (in shares)			4,600,000,000	3,600,000,000
Required conversion of loans payable	$ 10,130,000
Pre-close financing amount	$ 18,100,000	$ 11,000,000.0
Common
Class of Stock [Line Items]
Debt conversion, stock issued	166,585,379	180,892,332
Incentive Common Stock
Class of Stock [Line Items]
Debt conversion, stock issued	33,317,076	36,178,466